Intangible Assets, Net	12 Months Ended
Sep. 30, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Land-use rights	$637	$636
Less: accumulated amortization	(128)	(109)
Intangible assets, net	$509	$527

Amortization expenses for the years ended September 30, 2017, 2016 and 2015 were US$18,465, US$18,421 and US$19,932 respectively. Estimated amortization expenses relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (’000)
September 30, 2018	$20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
September 30, 2022	20
Thereafter	447
Total	$527